Financing (FY)- Bank Credit Facilities - Additional Information (Details)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)		Dec. 31, 2016 USD ($) Agreement		Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Current maturities of long-term debt			$ 1,181,100,000		$ 722,300,000		$ 1,646,400,000
Number of lines of credit			2		2
2015 revolving facility | Revolving facility
Debt Instrument [Line Items]
Debt term	5 years
Credit facility, maximum capacity	$ 2,000,000,000
Proceeds from lines of credit	$ 1,100,000,000
Amount drawn under revolving facility			$ 0		$ 0
2015 revolving facility | Revolving facility | Minimum
Debt Instrument [Line Items]
Commitment fee on the unused portion of the revolving credit facility			0.10%		0.10%
2015 revolving facility | Revolving facility | Maximum
Debt Instrument [Line Items]
Commitment fee on the unused portion of the revolving credit facility			0.20%		0.20%
2015 revolving facility | Revolving facility | LIBOR | Minimum
Debt Instrument [Line Items]
Margin over interest rate			0.90%		0.90%
2015 revolving facility | Revolving facility | LIBOR | Maximum
Debt Instrument [Line Items]
Margin over interest rate			1.30%		1.30%
2015 revolving facility | Revolving facility | Adjusted base rate | Minimum
Debt Instrument [Line Items]
Margin over interest rate			0.00%		0.00%
2015 revolving facility | Revolving facility | Adjusted base rate | Maximum
Debt Instrument [Line Items]
Margin over interest rate			0.30%		0.30%
$2,500.0 million, term loan due April 2017 | Notes payable to banks
Debt Instrument [Line Items]
Debt term	2 years
Credit facility, maximum capacity	$ 2,500,000,000.0	$ 2,500,000,000.0			$ 2,500,000,000	[1]
Repayments of debt		$ 1,500,000,000			$ 2,000,000,000		500,000,000
$2,500.0 million, term loan due April 2017 | Notes payable to banks | LIBOR | Minimum
Debt Instrument [Line Items]
Margin over interest rate					0.875%
$2,500.0 million, term loan due April 2017 | Notes payable to banks | LIBOR | Maximum
Debt Instrument [Line Items]
Margin over interest rate					1.375%
$2,500.0 million, term loan due April 2017 | Notes payable to banks | Adjusted base rate | Minimum
Debt Instrument [Line Items]
Margin over interest rate					0.00%
$2,500.0 million, term loan due April 2017 | Notes payable to banks | Adjusted base rate | Maximum
Debt Instrument [Line Items]
Margin over interest rate					0.375%
$3,000.0 million, term loan due April 2020 | Notes payable to banks
Debt Instrument [Line Items]
Debt term	5 years
Credit facility, maximum capacity	$ 3,000,000,000.0		$ 3,000,000,000	[2]	$ 3,000,000,000	[1]
Current maturities of long-term debt			$ 335,200,000	[2]	$ 222,700,000	[1],[2]	$ 147,700,000	[1]
$3,000.0 million, term loan due April 2020 | Notes payable to banks | LIBOR | Minimum
Debt Instrument [Line Items]
Margin over interest rate			1.00%		1.00%
$3,000.0 million, term loan due April 2020 | Notes payable to banks | LIBOR | Maximum
Debt Instrument [Line Items]
Margin over interest rate			1.50%		1.50%
$3,000.0 million, term loan due April 2020 | Notes payable to banks | Adjusted base rate | Minimum
Debt Instrument [Line Items]
Margin over interest rate			0.00%		0.00%
$3,000.0 million, term loan due April 2020 | Notes payable to banks | Adjusted base rate | Maximum
Debt Instrument [Line Items]
Margin over interest rate			0.50%		0.50%
2015 credit agreement | Notes payable to banks
Debt Instrument [Line Items]
Current maturities of long-term debt			$ 337,500,000		$ 225,000,000
2015 credit facility | Revolving facility
Debt Instrument [Line Items]
Credit facility, maximum capacity			150,000,000.0		150,000,000
Amount drawn under revolving facility			0		0
2014 credit facility | Revolving facility
Debt Instrument [Line Items]
Credit facility, maximum capacity			$ 130,000,000.0		130,000,000
Amount drawn under revolving facility					$ 0

[1]	The 2015 five-year term loan (defined below) had an average interest rate of 1.80% as of December 31, 2016. The 2015 two-year term loan (defined below) and 2015 five-year term loan had average interest rates of 1.33% and 1.45%, respectively, as of December 31, 2015.
[2]	The 2015 five-year term loan (as defined below) had average interest rates of 2.48% and 1.80% as of September 30, 2017 and December 31, 2016, respectively.